ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 5    ACCRUED EXPENSES

Accrued liabilities consisted of the following as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Accrued payroll	$1,094,666	$421,645
Royalties	75,642	166,540
Accrued interest	44,291	—
Accrued property and use tax	10,905	10,905
Other	87,645	13,269

Total accrued liabilities	$1,313,149	$612,359